Debt - Schedule of Future Principal Payments (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Schedule of Future Principal Payments [Abstract]
Less than 1 year	$ 1,649
Between 1 – 2 years	947
Between 2 – 5 years	1,351
Over 5 years	286
Less imputed interest	(16)
Total Long Term Debt	$ 4,217